INTEREST BEARING LOANS AND BORROWINGS - Narrative (Details) $ in Thousands	1 Months Ended																		3 Months Ended				12 Months Ended			25 Months Ended
	Jan. 31, 2026 USD ($)	Apr. 30, 2025 USD ($)	Feb. 28, 2025 USD ($) tanker	Oct. 31, 2024 USD ($) tanker	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($) tanker	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) vessels tanker	Feb. 29, 2024 USD ($) tanker	Jan. 31, 2024 USD ($) vessels	Nov. 30, 2023 USD ($) facility	Oct. 31, 2023	Jun. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Nov. 30, 2022	May 31, 2020 USD ($) vessels	Jun. 30, 2016 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) credit_facility	Jun. 30, 2024 vessels	Mar. 31, 2024 USD ($) vessels tanker	Dec. 31, 2025 USD ($) vessels	Dec. 31, 2024 USD ($) vessels	Dec. 31, 2023 USD ($) tanker vessels	Dec. 31, 2023 USD ($)	May 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of financial liabilities [line items]
Number of tankers sold | vessels																							9	8
Repayments of borrowings																							$ 2,095,888	$ 1,880,055	$ 536,587
Proceeds from issuance of debt																							$ 1,433,715	2,167,296	$ 1,609,449
Number of additional term loans converted | credit_facility																				6
Number of term loans | credit_facility																				7
Number of credit facilities with undrawn revolving credit capacity | credit_facility																				3
Amendments agreements, aggregate outstanding loan																								$ 1,634,100
Amendments agreements, weighted average credit adjustment spread																								0.0015
Amendments agreements, weighted average credit adjustment spread, interest period																								3 months
Debt instrument, covenant compliance, cash maintained, percentage																			59.00%				59.00%	50.00%
Debt instrument, covenant compliance, cash required to be maintained, percentage																			50.00%				50.00%
Covenant compliance, undrawn credit facility availability																							12 months
Cash required by financial loan covenant
Disclosure of financial liabilities [line items]
Cash																			$ 89,900				$ 89,900	$ 92,600
Suezmax tanker
Disclosure of financial liabilities [line items]
Number of tankers sold								1		1													1	3	2
VLCC vessels
Disclosure of financial liabilities [line items]
Number of tankers sold | vessels										5														5	1
Number of newbuildings delivered | vessels																									2
Number of vessels delivered | vessels																					2	3
Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Weighted average interest rate margin																							0.0177	0.0197
$34.8 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																			34,800				$ 34,800					$ 34,800
Repayments of borrowings																							$ 12,700
$34.8 million term loan facility | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of tankers sold | vessels																							1
$219.6 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount								$ 219,600											219,600			$ 219,600	$ 219,600
Proceeds from issuance of debt								$ 101,000
$219.6 million term loan facility | LR2 tanker
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker								6														6
$606.7 Million Term Loan Facility (CEXIM)
Disclosure of financial liabilities [line items]
Notional Amount						$ 606,700
Proceeds from issuance of debt						275,000
Line of credit facility, maximum borrowing capacity						$ 606,700
$606.7 Million Term Loan Facility (CEXIM) | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker						8
$606.7 Million Term Loan Facility (CEXIM) | LR2 tanker
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker						8
$119.7 million revolving reducing credit facility
Disclosure of financial liabilities [line items]
Notional Amount			$ 119,700																119,700				119,700
Borrowing facility, revolving credit capacity			51,600
$119.7 Million Term Loan Facility (ING)
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt			68,100
Line of credit facility, maximum borrowing capacity			$ 119,700
$119.7 Million Term Loan Facility (ING) | VLCC vessels
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker			2
$100.8 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																			100,800				100,800								$ 100,800
Repayments of borrowings			$ 70,100
$129.4 million revolving reducing credit facility
Disclosure of financial liabilities [line items]
Notional Amount																			129,400				129,400				$ 129,400
Proceeds from issuance of debt													$ 129,400
Line of credit facility, maximum borrowing capacity																											$ 129,400
$110.5 million term loan facility (ING)
Disclosure of financial liabilities [line items]
Repayments of borrowings													84,500
Line of credit facility, maximum borrowing capacity																																	$ 80,100
$60.6 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount											$ 60,600								60,600				60,600
$63.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount											63,500								63,500				63,500
$60.6 million term loan facility (Deka) and $63.5 million term loan facility (Deka)
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity											$ 124,100
Number of new senior secured term loan facilities | facility											2
Proceeds from borrowings, remaining amount											$ 33,200
$110.5 million term loan facility
Disclosure of financial liabilities [line items]
Repayments of borrowings											90,900
Line of credit facility, maximum borrowing capacity																																	$ 89,000
$512.1 million lease financing
Disclosure of financial liabilities [line items]
Notional Amount				$ 512,100															512,100				512,100
Proceeds from issuance of debt				$ 101,000
$512.1 million lease financing | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of vessels acquired | tanker				10
$47.0 million revolving reducing credit facility
Disclosure of financial liabilities [line items]
Notional Amount			47,000																47,000				47,000
Proceeds from issuance of debt			32,200
Line of credit facility, maximum borrowing capacity			47,000
Borrowing facility, revolving credit capacity			$ 14,900
$47.0 million revolving reducing credit facility | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker			1
$42.9 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																			42,900				42,900
Repayments of borrowings			$ 32,200
Line of credit facility, maximum borrowing capacity																																$ 42,900
$72.3 million revolving reducing credit facility
Disclosure of financial liabilities [line items]
Notional Amount			72,300																72,300				72,300
$62.5 Million Term Loan Facility (Credit Agricole) [Member]
Disclosure of financial liabilities [line items]
Repayments of borrowings			46,900
Line of credit facility, maximum borrowing capacity																	$ 62,500
Borrowing facility, revolving credit capacity			25,400
Tenor (years)																	5 years
Interest rate amortization profile																	18 years
$62.5 Million Term Loan Facility (Credit Agricole) [Member] | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																	1
$72.3 Million Senior Secured Credit Facility
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt			46,900
Line of credit facility, maximum borrowing capacity			$ 72,300
$94.5 million term loan facility
Disclosure of financial liabilities [line items]
Number of tankers refinanced | tanker									2
Proceeds from issuance of debt									$ 38,000
Line of credit facility, maximum borrowing capacity									$ 94,500
$58.5 million revolving reducing credit facility
Disclosure of financial liabilities [line items]
Notional Amount																			58,500				58,500							$ 58,500
$65.0 million revolving reducing credit facility
Disclosure of financial liabilities [line items]
Notional Amount																			65,000				65,000						$ 65,000
$65.0 million revolving reducing credit facility
Disclosure of financial liabilities [line items]
Notional Amount																			65,000				65,000						65,000
$65.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount																			65,000				65,000						$ 65,000
Proceeds from issuance of debt															$ 65,000
$1,286.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount		$ 1,286,500																	1,286,500				1,286,500
Proceeds from issuance of debt		1,286,500
Line of credit facility, maximum borrowing capacity		1,286,500
$1410.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional Amount											1,410,100
Repayments of borrowings		$ 1,311,200
Proceeds from issuance of debt																										$ 891,300
Line of credit facility, maximum borrowing capacity											$ 1,410,000
Tenor (years)											5 years
Interest rate amortization profile											20 years
Undrawn borrowing facilities																									$ 518,700	518,700
$1410.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of vessels delivered | vessels																						13
$275.0 million revolving credit facility
Disclosure of financial liabilities [line items]
Notional Amount																		$ 275,000
Repayments of borrowings				$ 75,000			$ 100,000						$ 74,400	$ 60,000
Proceeds from issuance of debt																										99,700
Line of credit facility, maximum borrowing capacity																		$ 275,000
Tenor (years)																		18 months
Undrawn borrowing facilities																			275,000				275,000	$ 275,000
Borrowings, interest rate												10.00%				8.50%		6.25%
Extension period												20 months				12 months
$539.9 million shareholder loan facility
Disclosure of financial liabilities [line items]
Notional Amount											$ 539,900
$539.9 million shareholder loan facility | Hemen
Disclosure of financial liabilities [line items]
Repayments of borrowings					$ 147,500
Proceeds from issuance of debt										$ 60,000																$ 235,000
Line of credit facility, maximum borrowing capacity											$ 539,900
Tenor (years)											5 years
Number of vessels delivered | vessels																						13
Converted revolving credit facilities
Disclosure of financial liabilities [line items]
Notional Amount																				$ 405,500
Repayments of borrowings																			109,600	264,600
Line of credit facility, maximum borrowing capacity																				493,400
Undrawn borrowing facilities																			$ 451,900	87,800			$ 451,900
Quarterly reduction in revolving reducing credit facility																				$ 10,100
Converted revolving credit facilities | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Repayments of borrowings	$ 31,300